Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Ordinary Shares, par value (in dollar per share)	$ 0.00833335	$ 0.00833335
Ordinary Shares, shares authorized	5,030,000,000	100,000,000
Ordinary Shares, shares issued	98,294,641	7,226,480
Ordinary Shares, shares outstanding	98,294,641	7,226,480
Class A ordinary shares
Ordinary Shares, par value (in dollar per share)	$ 0.00833335	$ 0.00833335
Ordinary Shares, shares issued	78,294,641	7,226,480
Class B ordinary shares
Ordinary Shares, par value (in dollar per share)	$ 0.00833335	$ 0.00833335
Ordinary Shares, shares issued	20,000,000	20,000,000